UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08743
Van Kampen Senior Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 4/30/09

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Senior Income Trust
Portfolio of Investments • April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate** Senior Loan Interests 168.8%
	Aerospace/Defense 4.2%
$6,509	Alion Science and Technology Corp., Term Loan	9.50%	02/06/13	$3,905,492
2,369	Apptis, Inc., Term Loan	3.69 to 5.50	12/20/12	1,729,607
2,124	Atlantic Marine Services, Term Loan	4.69 to 4.75	03/22/14	1,863,988
995	Booz Allen Hamilton, Inc., Term Loan	7.50	07/31/15	980,386
1,778	DeCrane Aircraft Holdings, Inc., Term Loan	3.24	02/21/13	1,000,120
8,107	IAP Worldwide Services, Inc., Term Loan (b)	8.25 to 10.50	12/30/12 to 06/30/13	3,994,605
4,416	ILC Industries, Inc., Term Loan	2.43	02/24/12	3,869,520
2,657	Primus International, Inc., Term Loan	2.95	06/07/12	1,952,737
4,819	Vangent, Inc., Term Loan	3.50	02/14/13	4,072,332
625	Wesco Aircraft Hardware Corp., Term Loan	6.18	03/28/14	445,313

				23,814,100

	Automotive 4.5%
3,258	Acument Global Technologies, Inc., Term Loan	4.72	08/11/13	1,506,935
1,667	Ford Motor Co., Term Loan	3.46 to 4.14	12/16/13	1,055,682
7,075	Metokote Corp., Term Loan	3.44 to 4.04	11/27/11	4,174,305

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Automotive (continued)
$872	Navistar International Corp., Revolving Credit Agreement	3.66 to 7.22%	01/19/12	$713,483
2,398	Navistar International Corp., Term Loan	3.68	01/19/12	1,962,077
611	Performance Transportation Services, Inc., Revolving Credit Agreement (c)(d)(e)	7.29	01/26/12	168,159
420	Performance Transportation Services, Inc., Term Loan (c)(d)(e)	7.50	01/26/12	115,474
6,877	Polypore, Inc., Term Loan	2.50	07/03/14	5,914,650
1,097	Precision Partners, Inc., Term Loan	8.75	08/26/13	614,221
7,299	Sensata Technologies, Inc., Term Loan	2.60 to 2.80	04/27/13	5,163,786
500	TRW Automotive, Inc., Term Loan	2.00	02/09/14	335,833
2,000	United Components, Inc., Term Loan	3.50	06/29/12	1,510,000
4,817	Veyance Technologies, Inc., Term Loan	2.97	07/31/14	2,440,657

				25,675,262

	Banking 1.8%
13,352	Dollar Financial Corp., Term Loan	3.97 to 4.22	10/30/12	10,481,418

	Beverage, Food & Tobacco 12.4%
5,217	Acosta, Inc., Term Loan	2.68	07/28/13	4,545,349

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$3,076	BE Foods Investments Inc., Term Loan (b)	6.22%	07/11/12	$2,153,152
11,211	Coleman Natural Foods, LLC, Term Loan (b)	8.21 to 11.96	08/22/12 to 08/22/13	7,194,890
4,761	DCI Cheese Co., Term Loan	4.47	06/30/10	2,737,412
19,547	Dole Food Co. Inc., Term Loan (a)	7.25 to 8.00	04/12/13	18,813,613
10,207	DS Waters of America, Inc., Term Loan	2.70	10/27/12	8,599,213
4,950	DSW Holdings, Inc., Term Loan	4.45	03/02/12	2,796,750
9,775	Farley’s & Sathers Candy Co., Inc., Term Loan	4.19 to 8.48	06/15/10 to 03/24/11	8,664,959
5,849	FSB Holdings, Inc., Term Loan	2.69 to 6.19	09/29/13 to 03/29/14	4,123,581
1,143	PBM Products, LLC, Term Loan	2.68	09/29/12	994,182
356	Pinnacle Foods Finance, LLC, Revolving Credit Agreement	3.18	04/02/13	240,545
10,842	Pinnacle Foods Finance, LLC, Term Loan	3.25	04/02/14	9,090,044
818	Smart Balance, Inc., Term Loan	4.23	05/18/14	695,455

				70,649,145

	Broadcasting — Cable 5.7%
2,571	Cequel Communications, LLC, Term Loan	2.46 to 2.48	11/05/13	2,336,737

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Cable (continued)
$17,000	Charter Communications Operating, LLC, Term Loan (e)	5.23 to 6.75%	03/06/14 to 09/06/14	$13,673,250
1,982	Knology, Inc., Term Loan	2.75	06/30/12	1,716,804
3,900	MCC Iowa, LLC, Term Loan	2.08	01/31/15	3,480,840
2,346	Mediacom Illinois, LLC, Term Loan	1.83	01/31/15	2,099,670
7,289	RCN Corp., Term Loan	3.50	05/25/14	6,560,361
2,488	TWCC Holding Corp., Term Loan	7.25	09/12/15	2,473,197

				32,340,859

	Broadcasting — Diversified 1.4%
8,438	Alpha Topco, Ltd., Term Loan (United Kingdom)	2.80 to 5.31	12/31/13 to 06/30/14	4,829,625
4,548	Cumulus Media, Inc., Term Loan	2.21	06/11/14	2,319,629
703	NEP II, Inc., Term Loan	2.69	02/16/14	600,806

				7,750,060

	Broadcasting — Radio 3.5%
5,000	Citadel Broadcasting Corp., Term Loan	2.93 to 2.97	06/12/14	2,068,750
6,728	CMP KC, LLC, Term Loan (f)	4.50	05/03/11	1,826,401
14,695	CMP Susquehanna Corp., Term Loan	2.47 to 2.50	05/05/13	6,539,108

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Radio (continued)
$1,746	LBI Media, Inc., Term Loan	1.93%	03/31/12	$1,230,930
4,723	Multicultural Radio Broadcasting, Inc., Term Loan	3.24 to 6.24	12/18/12 to 06/18/13	3,053,119
3,771	NextMedia Operating, Inc., Term Loan (b)	5.25 to 6.25	11/15/12	1,860,266
2,116	NextMedia Operating, Inc., Term Loan (b)(d)	8.46	11/15/13	375,605
2,544	Regent Broadcasting, LLC, Term Loan	3.47	11/21/13	1,087,581
5,200	Spanish Broadcasting Systems, Inc., Term Loan	2.97	06/11/12	1,910,947

				19,952,707

	Broadcasting — Television 2.1%
963	Barrington Broadcasting, LLC, Term Loan	5.47 to 5.48	08/12/13	388,272
2,694	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	1,656,649
964	High Plains Broadcasting Operating Co., LLC, Term Loan	7.25	09/14/16	392,634
3,642	Newport Television LLC, Term Loan	8.00	09/14/16	1,484,097
4,115	NV Broadcasting, LLC, Term Loan (d)	5.25	11/01/13	1,131,510
3,632	Sunshine Acquisition, Ltd., Term Loan	3.49	03/20/12	1,979,401

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Television (continued)
$8,053	Univision Communications, Inc., Term Loan	2.68%	09/29/14	$5,113,788

				12,146,351

	Buildings & Real Estate 3.4%
2,500	El Ad IDB Las Vegas, LLC, Term Loan	3.22	08/09/12	1,937,500
6,000	Ginn LA CS Borrower, LLC, Term Loan (d)(f)	10.20	06/08/12	12,000
14,820	Ginn LA CS Borrower, LLC, Term Loan (d)	6.20 to 7.75	06/08/11	1,315,275
7,169	Kuilima Resort Co., Term Loan (b)(d)(f)	20.21	09/30/11	0
131	Kuilima Resort Co., Term Loan (b)(d)(f)(g)	25.48	10/01/08	0
5,200	Kyle Acquisition Group, LLC, Term Loan (d)	5.75 to 6.00	07/20/09 to 07/20/11	351,650
625	Lake At Las Vegas Joint Venture, LLC, Revolving Credit Agreement (b)(d)(e)	16.10	06/20/12	39,678
1,016	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)(f)	7.93	08/20/09	928,379
5,402	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)	14.35 to 16.10	06/20/12	343,034

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$627	Landsource Communities Development, LLC, Revolving Credit Agreement	9.50%	05/31/09	$593,106
3,345	Landsource Communities Development, LLC, Term Loan (b)(d)(e)	8.25	05/31/09	660,694
4,224	LNR Property Corp., Term Loan	4.00	07/12/11	2,255,616
4,213	NLV Holdings, LLC, Term Loan (b)	6.43 to 10.68	05/09/11 to 05/09/12	828,206
1,728	Realogy Corp., Term Loan	3.50 to 4.18	10/10/13	1,126,193
15	Shea Capital I, LLC, Term Loan	4.50	10/27/11	10,341
979	Shea Mountain House, LLC, Term Loan	3.70 to 4.50	05/11/11	636,555
2,000	South Edge, LLC, Term Loan (d)	5.50	10/31/09	363,334
1,908	South Edge, LLC, Term Loan (d)(g)	5.25	10/31/08	357,752
540	Standard Pacific Corp., Term Loan	3.00	05/05/13	277,200
482	Tamarack Resorts, LLC, Term Loan (f)	17.49	05/03/09	440,395
5,946	Tamarack Resorts, LLC, Term Loan (d)	2.70 to 7.50	05/19/11	2,378,400
6,748	WCI Communities, Inc, Term Loan (e)	5.75 to 8.25	09/24/09 to 12/23/10	3,623,587

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$3,876	Yellowstone Mountain Club, LLC, Term Loan (d)(e)	4.63%	09/30/10	$1,046,601

				19,525,496

	Business Equipment & Services 4.8%
3,704	First American Payment Systems, LP, Term Loan	3.44 to 4.81	10/06/13	2,573,932
2,163	GSI Holdings, LLC, Term Loan	4.26	08/01/14	1,297,756
1,512	InfoUSA, Inc., Term Loan	3.22	02/14/12	1,220,994
7,796	NCO Financial Systems, Term Loan	7.50	05/15/13	5,496,209
13,442	Nielsen Finance, LLC, Term Loan	2.47	08/09/13	11,431,986
4,829	RGIS Services, LLC, Term Loan	3.35 to 3.72	04/30/14	3,613,522
173	Sedgwick CMS Holdings, Inc., Term Loan	2.68	01/31/13	148,484
1,960	SMG Holdings, Inc., Term Loan	3.50 to 4.78	07/27/14	1,607,200

				27,390,083

	Chemicals, Plastics & Rubber 7.6%
2,400	Brenntag Holdings GmbH & Co. KG, Term Loan (Germany)	5.50	01/20/14 to 12/23/15	1,392,000
897	Cristal Inorganic Chemicals US, Inc., Term Loan	3.47	05/15/14	583,082
9,762	Ferro Corp., Term Loan	6.51 to 7.22	06/06/12	6,955,345

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$2,293	Foamex L.P., Term Loan (d)	5.50%	02/12/13	$661,191
15,029	Hexion Specialty Chemicals, Inc., Term Loan	3.50	05/06/13	7,460,874
3,162	Huntsman International, LLC, Term Loan	2.18	04/21/14	2,624,755
8,143	Ineos Holdings, Ltd., Term Loan (United Kingdom)	7.50 to 8.00	12/16/13 to 12/23/14	4,370,087
9,751	Kraton Polymers, LLC, Term Loan	3.25	05/13/13	6,640,667
160	Lyondell Chemical Co., Revolving Credit Agreement (e)	5.75	12/20/13	52,893
2,322	Lyondell Chemical Co., Term Loan (e)	5.94 to 13.00	12/15/09	1,928,760
6,464	Lyondell Chemical Co., Term Loan (e)	5.75 to 7.00	12/22/14	2,084,573
4,963	PQ Corp., Term Loan	4.29 to 4.47	07/30/14	3,312,469
3,000	Solutia, Inc., Term Loan	8.50	02/28/14	2,367,189
4,937	Univar Inc., Term Loan	4.22	10/10/14	3,227,891

				43,661,776

	Construction Material 1.4%
11,116	AXIA, Inc., Term Loan	5.00	12/21/12	3,056,769
4,880	Building Materials Holding Corp., Term Loan (a)	6.50 to 8.25	11/10/11	1,817,627
4,677	Contech Construction Products, Inc., Term Loan	2.47	01/31/13	2,410,258

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material (continued)
$1,500	Custom Building Products, Inc., Term Loan	10.75%	04/20/12	$845,000

				8,129,654

	Containers, Packaging & Glass 3.3%
1,338	Anchor Glass Container Corp., Term Loan	6.75	06/20/14	1,204,018
3,459	Berlin Packaging LLC, Term Loan	3.44 to 4.89	08/17/14	2,732,393
561	Berry Plastics Group, Inc., Term Loan	2.47	04/03/15	412,900
2,206	Graphic Packaging International, Inc., Revolving Credit Agreement	2.76	05/16/13	1,787,063
1,346	Graphic Packaging International, Inc., Term Loan	2.46 to 3.21	05/16/14	1,222,532
200	Kranson Industries, Inc., Revolving Credit Agreement	2.25 to 4.50	07/31/13	167,000
6,629	Kranson Industries, Inc., Term Loan	2.69 to 5.00	07/31/13	5,734,500
5,816	Packaging Dynamics Operating Co., Term Loan	2.43	06/09/13	3,489,776
4,045	Pertus Sechzehnte GmbH, Term Loan (Germany)	2.85 to 3.10	06/13/15 to 06/13/16	1,961,813
825	Tegrant Holding Corp., Term Loan	6.72	03/08/15	132,000

				18,843,995

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Diversified Manufacturing 1.3%
$2,390	Arnold Magnetic Technologies Corp., Term Loan (f)	7.50 to 8.50%	03/07/11 to 03/06/12	$1,653,747
4,568	Euramax International, Inc., Term Loan (d)	13.00	06/28/13	205,577
6,570	MW Industries, Inc., Term Loan (f)	3.46 to 5.21	11/01/13	5,464,379

				7,323,703

	Durable Consumer Products 0.5%
3,371	Brown Jordan International, Inc., Term Loan	4.46 to 6.25	04/30/12	2,629,429

	Ecological 0.6%
1,471	Energy Solutions, LLC, Term Loan	2.69	05/28/13	1,382,478
1,751	Environmental Systems Products Holdings, Term Loan (f)	13.50	09/12/12	1,575,652
1,100	Synagro Technologies, Inc., Term Loan	5.21	10/02/14	412,500

				3,370,630

	Education & Child Care 4.3%
1,936	Bright Horizons Family Solutions, Revolving Credit Agreement	5.75	05/28/14	1,316,480
2,464	Bright Horizons Family Solutions, Term Loan	6.25 to 7.50	05/28/15	2,102,437
8,000	Cengage Learning Holdings II, LP, Term Loan	3.02	07/03/14	5,938,000

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Education & Child Care (continued)
$1,235	Educate, Inc., Term Loan	3.47 to 6.47%	06/14/13 to 06/14/14	$892,258
1,674	Education Management, LLC, Revolving Credit Agreement	2.25	06/01/12	1,381,395
6,122	Education Management, LLC, Term Loan	3.00	06/01/13	5,516,571
12,313	Nelson Education, Ltd., Term Loan (Canada)	3.72	07/05/14	7,695,313

				24,842,454

	Electronics 4.4%
1,439	Deutsche Connector Group, Term Loan (France)	2.74 to 3.24	06/22/15 to 06/23/14	879,720
4,286	Edwards Ltd., Term Loan (Cayman Islands)	2.43 to 6.18	05/31/14 to 11/30/14	2,042,894
540	H3C Holdings, Ltd., Term Loan (Cayman Islands)	4.79	09/28/12	421,200
4,875	Infor Enterprise Solutions Holdings, Inc., Term Loan	4.18	07/28/12	3,510,000
1,382	Intergraph Corp., Term Loan	3.26	05/29/14	1,264,236
2,601	Network Solutions, LLC, Term Loan	2.93 to 3.72	03/07/14	1,885,979
951	Nuance Communications, Inc., Term Loan	2.43	03/29/13	863,840

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$9,819	Open Solutions, Inc., Term Loan	3.23%	01/23/14	$5,400,628
585	Stratus Technologies, Inc., Term Loan	4.99	03/29/11	321,750
929	Sungard Data Systems, Inc., Revolving Credit Agreement	1.63 to 4.25	08/11/11	726,562
5,995	Sungard Data Systems, Inc., Term Loan	2.22 to 2.99	02/28/14	5,411,229
2,231	Verint Systems, Inc., Term Loan	3.70	05/25/14	1,673,271
716	X-Rite, Inc., Term Loan	7.75 to 8.00	10/24/12	567,759

				24,969,068

	Entertainment & Leisure 8.3%
7,382	Bombardier Recreational Products, Inc., Term Loan	3.86 to 4.02	06/28/13	3,764,962
4,040	Cedar Fair, LP, Term Loan (a)	2.43 to 4.25	02/17/12	3,679,671
2,389	Cinemark USA, Inc., Term Loan (a)	2.19 to 2.99	10/05/13	2,234,596
7,087	Fender Musical Instruments Corp., Term Loan	2.76 to 3.47	06/09/14	3,650,018
2,423	Gibson Guitar Corp., Term Loan	3.47	12/29/13	2,047,163
6,000	Hicks Sports Group LLC, Term Loan (d)	5.75	12/22/10	3,495,000
4,404	Metro-Goldwyn-Mayer Studios, Inc., Revolving Credit Agreement	2.75 to 3.19	04/08/10	1,717,500

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure (continued)
$21,893	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	3.68%	04/08/12	$10,736,519
4,829	Mets, LP, Term Loan (f)	2.44	07/25/10	4,394,000
2,041	Playcore Holdings, Inc., Term Loan	3.75 to 4.75	02/21/14	1,581,562
1,765	Regal Cinemas, Inc., Term Loan	4.97	10/27/13	1,705,975
750	Ticketmaster Entertainment, Inc.	4.23	07/25/14	697,500
2,550	True Temper Sports, Inc., Revolving Credit Agreement (g)	3.25	03/15/09	1,517,250
8,110	True Temper Sports, Inc., Term Loan	6.50 to 7.50	03/15/11	5,078,636
4,250	True Temper Sports, Inc., Term Loan (d)	6.60	06/30/11	1,430,835

				47,731,187

	Farming & Agriculture 0.4%
3,000	Wm. Bolthouse Farms, Inc., Term Loan	5.93	12/16/13	2,145,000

	Finance 8.8%
527	DCS Business Services, Inc., Term Loan (f)	10.75	08/04/11	416,443
20,841	First Data Corp., Term Loan	3.18 to 3.19	09/24/14	15,279,960
4,559	Grosvenor Capital Management Holdings, LLP, Term Loan	2.49 to 3.27	12/05/13	3,419,401
5,865	iPayment, Inc., Term Loan	2.45 to 3.23	05/10/13	3,988,243

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
$11,421	LPL Holdings, Inc., Term Loan	2.18 to 2.97%	06/28/13	$9,784,198
1,973	Metavante Corp., Term Loan	2.92	11/01/14	1,898,568
9,863	National Processing Co. Group, Inc., Term Loan	3.49 to 7.67	09/29/13 to 09/29/14	5,446,558
3,300	Nuveen Investments, Inc., Term Loan	3.43 to 4.23	11/13/14	2,176,970
10,040	Oxford Acquisition III Ltd., Term Loan (United Kingdom)	3.10	05/12/14	3,463,939
7,242	RJO Holdings Corp., Term Loan	3.47 to 7.22	07/12/14 to 07/12/15	1,903,196
7,278	Transfirst Holdings, Inc., Term Loan	3.18 to 6.43	06/15/14 to 06/15/15	2,452,729

				50,230,205

	Grocery 1.2%
7,233	Roundy’s Supermarkets, Inc., Term Loan	3.18 to 3.22	11/03/11	6,629,958

	Health & Beauty 1.1%
4,766	American Safety Razor Co., Term Loan	2.93 to 6.68	07/31/13 to 01/30/14	3,598,496
7,249	Marietta Intermediate Holding Corp., Term Loan (b)	5.43 to 12.00	11/30/10 to 12/17/11	1,141,517
4,094	Philosophy, Inc., Term Loan	2.43	03/16/14	1,685,185

				6,425,198

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare 21.3%
$6,034	American Medical Systems, Inc., Term Loan	2.69%	07/20/12	$5,611,381
564	Catalent Pharma Solutions, Inc., Revolving Credit Agreement	2.70 to 2.74	04/10/13	344,214
7,369	Catalent Pharma Solutions, Inc., Term Loan (a)	2.68	04/10/14	5,187,600
17,812	Community Health Systems, Inc., Term Loan	2.68 to 3.51	07/25/14	16,121,616
1,180	Concentra, Inc., Term Loan	3.47	06/25/14	873,223
5,306	CRC Health Group, Inc., Term Loan	3.47	02/06/13	3,846,831
6,006	DSI Renal, Inc., Term Loan	6.25	03/31/13	3,438,705
1,250	Fresenius SE, Term Loan (Germany)	6.75	09/10/14	1,251,562
1,034	Genoa Healthcare Group, LLC, Term Loan	6.00	08/10/12	770,033
8,098	Harlan Sprague Dawley, Inc., Term Loan	2.93 to 2.96	07/14/14	6,188,190
15,321	HCA, Inc., Term Loan	3.22 to 3.47	11/16/12 to 11/18/13	13,868,974
4,189	HCR Healthcare, LLC, Term Loan	2.93 to 2.95	12/22/14	3,358,157

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$10,704	Health Management Associates, Inc., Term Loan	2.97%	02/28/14	$9,313,982
10,808	Inverness Medical Innovations, Inc., Term Loan	2.43 to 3.23	06/26/14	9,986,130
21,913	Multiplan, Inc., Term Loan	2.94	04/12/13	19,310,746
1,500	Select Medical Corp., Revolving Credit Agreement	3.43 to 4.75	02/24/11	1,215,000
2,328	Sun Healthcare Group, Inc., Term Loan	3.10 to 3.63	04/21/14	2,027,062
1,056	Surgical Care Affiliates, LLC, Revolving Credit Agreement	3.22	06/28/13	538,560
11,790	Surgical Care Affiliates, LLC, Term Loan	3.22	12/29/14	9,844,650
5,873	United Surgical Partners International, Inc., Term Loan	2.45 to 3.10	04/19/14	5,153,523
4,332	Viant Holdings, Inc., Term Loan	3.47	06/25/14	3,270,826

				121,520,965

	Home & Office Furnishings, Housewares & Durable Consumer Products 1.1%
5,334	Generation Brands, LLC, Term Loan (b)	8.49	06/20/13	1,493,501
521	Hunter Fan Co., Revolving Credit Agreement	4.96	04/16/13	273,437

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Home & Office Furnishings, Housewares & Durable Consumer Products (continued)
$2,117	Hunter Fan Co., Term Loan	3.01 to 7.20%	04/16/14 to 10/16/14	$774,605
2,597	Mattress Holding Corp., Inc., Term Loan	2.69	01/18/14	653,608
5,066	National Bedding Co., LLC, Term Loan	5.46	02/28/14	1,803,565
2,088	Sealy Mattress Co., Revolving Credit Agreement	4.97 to 4.99	04/06/10	1,356,875

				6,355,591

	Hotels, Motels, Inns & Gaming 8.5%
6,381	BLB Worldwide Holdings, Inc., Term Loan (b)	4.75	08/23/11	2,041,946
1,250	BLB Worldwide Holdings, Inc., Term Loan (b)(d)	6.50	07/18/12	96,875
748	Cannery Casino Resorts, LLC, Revolving Credit Agreement	2.95 to 3.00	05/18/12	616,875
9,991	Cannery Casino Resorts, LLC, Term Loan	2.69 to 4.69	05/18/13 to 05/16/14	7,528,949
8,163	Golden Nugget, Inc., Term Loan	2.44 to 3.69	06/30/14 to 12/31/14	2,973,221
8,751	Greektown Casino, LLC, Term Loan (d)(e)	5.00	12/03/12	1,772,114
2,815	Greektown Holdings, LLC, Term Loan	16.75	06/01/09	2,413,461

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$6,614	Green Valley Ranch Gaming, LLC, Term Loan	3.15 to 4.00%	02/16/14	$2,780,261
12,284	Las Vegas Sands, LLC/Venetian Casino, Term Loan	2.18	05/23/14	7,800,052
4,923	Magnolia Hill, LLC, Term Loan	3.68 to 3.74	10/30/13	4,282,672
8,906	New World Gaming Partners Holdings, Ltd., Term Loan	3.71	09/30/14	4,408,594
11,083	Venetian Macau, Ltd., Term Loan	2.68	05/25/12 to 05/25/13	8,160,104
3,775	Yonkers Racing Corp., Term Loan	10.50	08/12/11	3,709,030

				48,584,154

	Insurance 4.9%
3,923	Alliant Holdings I, Inc., Term Loan	4.23	08/21/14	3,079,883
9,098	AmWins Group, Inc, Term Loan	3.76 to 3.79	06/08/13	5,481,381
628	Applied Systems, Inc., Term Loan	2.94 to 3.72	09/26/13	543,243
2,359	Audatex North America, Inc., Term Loan	3.13	05/16/14	2,081,978
3,041	Conseco, Inc., Term Loan	6.50	10/10/13	1,277,228
1,650	HMSC Holdings Corp., Term Loan	5.93	10/03/14	478,500
6,250	Mitchell International, Inc., Term Loan	6.50	03/30/15	3,765,625

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Insurance (continued)
$2,017	USI Holdings Corp., Revolving Credit Agreement	2.93%	05/05/13	$1,048,667
6,550	USI Holdings Corp., Term Loan	3.97	05/05/14	4,574,081
6,840	Vertafore, Inc., Term Loan	3.75 to 7.25	01/31/12 to 01/31/13	5,938,025

				28,268,611

	Machinery 1.0%
3,510	Gleason, Inc., Term Loan	2.88 to 3.06	06/30/13	2,992,006
1,930	Goodman Global, Inc., Term Loan	6.50	02/13/14	1,702,260
2,955	Mold-Masters Luxembourg Holdings SA, Term Loan	4.00	10/11/14	1,108,125

				5,802,391

	Medical Products & Services 2.2%
4,637	AGA Medical Corp., Term Loan	2.46 to 3.69	04/28/13	3,965,050
1,746	Biomet, Inc., Term Loan	3.43 to 4.22	03/25/15	1,637,065
8,288	Carestream Health, Inc., Term Loan (a)	2.43	04/30/13	7,193,893

				12,796,008

	Mining, Steel, Iron & Non-Precious Metals 0.1%
900	John Maneely Co., Term Loan	3.71 to 4.39	12/09/13	653,346

	Natural Resources 0.7%
1,680	CDX Funding, LLC, Term Loan (d)(e)	7.50	03/31/13	588,000

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Natural Resources (continued)
$4,208	Western Refining, Inc., Term Loan	8.25%	05/30/14	$3,377,182

				3,965,182

	Non-Durable Consumer Products 4.2%
4,018	Amscan Holdings, Inc., Term Loan	3.47 to 4.10	05/25/13	3,455,480
5,300	Huish Detergents, Inc., Term Loan	2.18	04/26/14	4,716,835
6,738	KIK Custom Products, Inc., Term Loan	2.69 to 5.44	05/31/14 to 11/30/14	2,455,795
2,722	Mega Brands, Inc., Term Loan (Canada)	9.75	07/26/12	952,776
479	Spectrum Brands, Inc., Revolving Credit Agreement (e)	4.51 to 6.25	03/30/13	381,603
9,434	Spectrum Brands, Inc., Term Loan (e)	8.25	03/30/13	7,521,371
2,200	Targus Group International, Inc., Term Loan	9.75	05/22/13	550,000
4,955	Yankee Candle Co., Inc., Term Loan	2.44 to 3.22	02/06/14	4,152,806

				24,186,666

	Paper & Forest Products 0.9%
2,400	Ainsworth Lumber Co., Ltd., Term Loan	5.44	06/26/14	1,380,000
2,212	Tidi Products, LLC, Term Loan (f)	3.49 to 4.99	12/29/11 to 06/29/12	1,830,724
390	Verso Paper Holding, LLC, Term Loan (b)	6.76 to 7.51	08/01/13	33,183

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Paper & Forest Products (continued)
$7,313	White Birch Paper Co., Term Loan (Canada)	3.97%	05/08/14	$2,071,930

				5,315,837

	Pharmaceuticals 0.4%
464	Generics International, Inc., Term Loan	4.72	10/31/14	382,718
2,000	Mylan Laboratories, Inc., Term Loan	3.81 to 4.50	10/02/14	1,906,112

				2,288,830

	Printing & Publishing 9.3%
2,099	American Media Operations, Inc., Term Loan	10.00	01/31/13	1,160,872
1,959	Ascend Media Holdings, LLC, Term Loan (d)	8.25 to 9.77	01/31/12	489,689
1,581	Caribe Media, Inc., Term Loan	2.68 to 2.71	03/31/13	810,187
10,684	Cygnus Business Media, Inc., Term Loan (d)	5.75	07/13/09	5,876,062
2,500	Dex Media West, LLC, Term Loan (a)	7.00	10/24/14	1,692,188
990	DRI Holdings, Term Loan	3.96 to 4.22	07/03/14	594,097
11,298	Endurance Business Media, Inc., Term Loan (d)(f)	6.75 to 9.25	07/26/13 to 01/26/14	4,293,723
11,649	F&W Publications, Inc., Term Loan	3.50 to 5.48	08/05/12 to 02/05/13	3,398,433
9,173	Gatehouse Media, Inc., Term Loan	2.44 to 2.47	08/28/14	2,319,519

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$3,438	Idearc, Inc., Term Loan (d)(e)	6.25%	11/17/14	$1,352,659
1,882	Intermedia Outdoor, Inc., Term Loan	4.22	01/31/13	940,844
1,591	Knowledgepoint 360 Group, LLC, Term Loan	4.49 to 8.24	04/14/14 to 04/13/15	1,107,662
2,404	Local Insight Regatta Holdings, Inc., Term Loan	7.75	04/23/15	1,127,055
3,399	MC Communications, LLC, Term Loan (b)	12.25 to 13.50	12/31/10	1,104,582
3,066	MediaNews Group, Inc., Term Loan	5.72 to 7.72	12/30/10 to 08/02/13	596,980
4,454	Merrill Communications, LLC, Term Loan	2.68 to 7.76	12/24/12 to 11/15/13	1,691,753
5,522	Network Communications, Inc., Term Loan	3.62 to 4.62	11/30/12	3,174,941
6,836	Penton Media, Inc., Term Loan	2.68 to 6.04	02/01/13 to 02/01/14	1,881,115
477	Proquest CSA, LLC, Term Loan	2.94	02/09/14	407,550
3,674	Questex Media Group, Inc., Term Loan	3.49	05/04/14	881,850
11,214	Reader’s Digest Association, Inc., Term Loan	3.27 to 3.33	03/02/14	3,840,881
1,478	Summit Business Media Intermediate, Term Loan	4.75	01/06/14	701,813
3,054	Thomas Nelson, Inc., Term Loan	8.75	06/12/12	839,735

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$66,667	Tribune Co., Bridge Loan (d)(e)(f)	8.25%	12/20/15	$416,667
22,529	Tribune Co., Term Loan (d)(e)	5.25	06/04/14	6,786,735
11,125	Yell Group, PLC, Term Loan (United Kingdom)	2.68 to 3.43	04/30/11 to 10/27/12	5,739,014

				53,226,606

	Restaurants & Food Service 2.8%
6,414	Advantage Sales & Marketing, Inc., Term Loan	2.43 to 2.49	03/29/13	5,580,523
2,946	Aramark Corp., Term Loan	3.10 to 4.06	01/27/14	2,695,910
3,144	Center Cut Hospitality, Inc., Term Loan	3.75	07/06/14	1,917,840
2,982	NPC International, Inc., Term Loan	2.19 to 2.97	05/03/13	2,569,844
1,197	Sagittarius Restaurants, LLC, Term Loan	9.50	03/29/13	700,205
326	Volume Services America, Inc., Revolving Credit Agreement	8.25	12/31/12	203,488
2,602	Volume Services America, Inc., Term Loan	9.25	12/31/12	2,094,814

				15,762,624

	Retail — Oil & Gas 0.7%
4,205	The Pantry, Inc., Term Loan	1.93	05/15/14	3,742,521

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Retail — Specialty 1.2%
$6,579	Nebraska Book Co., Inc., Term Loan	9.25%	03/04/11	$5,986,727
1,042	Visant Holding Corp., Revolving Credit Agreement	2.18	10/02/09	755,734

				6,742,461

	Retail — Stores 2.5%
1,500	Dollar General Corp., Term Loan	3.20 to 3.92	07/07/14	1,390,416
550	General Nutrition Centers, Inc., Revolving Credit Agreement	2.47	03/16/12	371,250
8,566	General Nutrition Centers, Inc., Term Loan	2.68 to 3.49	09/16/13	7,259,473
3,835	Guitar Center, Inc., Term Loan	3.94 to 3.96	10/09/14	2,645,830
3,070	Sally Holdings, Inc., Term Loan	2.68 to 3.51	11/16/13	2,786,236

				14,453,205

	Telecommunications — Local Exchange Carriers 1.4%
3,506	Global Tel*Link Corp., Term Loan	9.00	02/14/13	3,067,805
618	Orius Corp., LLC, Term Loan (c)(d)(e)(f)	8.00	01/23/10	5,997
836	Orius Corp., LLC, Term Loan (d)(e)(f)(g)	7.50	01/23/09	8,108
2,771	PAETEC Holding Corp., Term Loan	2.93	02/28/13	2,387,867

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Local Exchange Carriers (continued)
$3,124	Sorenson Communications, Inc., Term Loan	2.93 to 7.43%	08/16/13 to 02/16/14	$2,775,195

				8,244,972

	Telecommunications — Long Distance 0.9%
5,850	Level 3 Communications, Inc., Term Loan	2.71 to 11.50	03/13/14	4,977,175

	Telecommunications — Wireless 1.3%
2,272	Asurion Corp., Term Loan	3.47 to 4.24	07/03/14	1,984,251
5,367	CommScope, Inc., Term Loan	2.93 to 3.72	12/27/14	4,773,544
743	MetroPCS Wireless, Inc., Term Loan	2.69 to 3.44	11/04/13	696,102

				7,453,897

	Textiles & Leather 3.0%
5,976	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	3,122,437
6,150	HBI Branded Apparel Ltd., Inc., Term Loan	4.84	03/05/14	5,565,750
4,850	Levi Strauss & Co, Term Loan	2.70	03/27/14	3,443,500
3,517	Saint John Knits International, Inc., Term Loan	9.00	03/23/12	2,374,183
3,197	Varsity Brands, Inc., Term Loan	4.00	02/22/14	2,781,194

				17,287,064

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Transportation — Cargo 0.9%
$1,013	Cardinal Logistics Management, Inc., Term Loan (f)	4.20 to 6.00%	09/23/13	$592,592
931	JHCI Acquisitions, Inc., Term Loan	2.93	06/19/14	556,316
2,065	Kenan Advantage Group, Inc., Term Loan	3.43	12/16/11	1,683,357
2,425	Rail America, Inc., Term Loan	5.20	08/14/09	2,170,375

				5,002,640

	Transportation — Personal 0.3%
3,145	Coach America Holdings, Inc., Term Loan	3.19 to 3.87	04/18/14 to 04/20/14	1,965,693

	Utilities 12.2%
2,226	Bicent Power, LLC, Term Loan	3.22	06/30/14	1,825,255
269	Boston Generating, LLC, Revolving Credit Agreement (a)	3.47	12/20/13	180,374
6,593	Boston Generating, LLC, Term Loan (a)	2.68 to 3.35	12/20/13	4,420,510
17,310	Calpine Corp., Term Loan	4.10	03/29/14	14,805,551
14,098	First Light Power Resources, Inc., Term Loan	3.75 to 5.75	11/01/13 to 05/01/14	11,337,113

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$5,500	Longview Power, LLC, Term Loan	3.50 to 3.63%	02/28/14	$3,960,000
187	Mach Gen, LLC, Term Loan	3.48	02/22/13	158,426
7,441	NRG Energy, Inc., Term Loan	2.72 to 2.82	02/01/13	6,943,733
1,856	NSG Holdings, LLC, Term Loan	2.82	06/15/14	1,707,663
6,300	Primary Energy Operating, LLC, Term Loan	4.97	08/24/09	4,803,750
12,809	Texas Competitive Electric Holdings Co., LLC, Term Loan	3.93 to 4.74	10/10/14	8,598,097
260	TPF Generation Holdings, LLC, Revolving Credit Agreement	3.46	12/15/11	242,917
7,956	TPF Generation Holdings, LLC, Term Loan	2.43 to 4.68	12/15/13 to 12/15/14	6,900,944
4,590	USPF Holdings, LLC, Term Loan	2.20	04/11/14	4,131,263

				70,015,596

	Total Variable Rate** Senior Loan Interests 168.8%			965,269,773

Description	Value

Notes 1.5%
Builders FirstSource, Inc. ($5,800,000 par, 5.48% coupon, maturing 02/15/12) (h)	$2,030,000
Compression Polymers Corp. ($2,700,000 par, 8.56% coupon, maturing 07/01/12) (h)	1,228,500
Environmental Systems Products Holdings, Inc. ($591,448 par, 18.00% coupon, maturing 03/31/15) (b)(f)	0

Description	Value

Notes (continued)
KAG Property, LLC ($307,633 par, 6.42% coupon, maturing 09/23/09) (f)	$280,972
Qwest Corp. ($3,500,000 par, 4.57% coupon, maturing 06/15/13) (h)	3,185,000
Verso Paper Holding, LLC ($1,500,000 par, 4.92% coupon, maturing 08/01/14) (h)(i)	513,750
Wellman, Inc. ($1,048,000 par, 5.00% coupon, maturing 01/29/19) (f)	1,048,000

Total Notes 1.5%	8,286,222

Equities 0.1%
Aladdin Gaming Holdings, LLC (7.84% ownership interest, Acquired 09/03/04, Cost $0) (f)(j)	15,250
Building Materials Holding Corp. (Warrants for 27,689 common shares, Expiration date 09/30/15, Acquired 10/09/08, Cost $0) (j)(k)	0
Comdisco Holdings Co., Inc. (7 common shares, Acquired 09/04/08, Cost $0) (j)(k)	51
Environmental Systems Products Holdings, Inc. (9,333 common shares, Acquired 09/27/07, Cost $0) (f)(j)(k)	0
Environmental Systems Products Holdings, Inc. (4,275 preferred shares, Acquired 09/27/07, Cost $106,875) (f)(j)(k)	0
Gentek, Inc. (Canada) (3,312 common shares, Acquired between 10/17/06 and 09/25/08, Cost $51,098) (j)	63,226
Gentek, Inc. (Canada) (Warrants for 821 common shares, Expiration date 10/31/10, Acquired 10/17/06, Cost $0) (j)	42,281
IAP Worldwide Services, Inc. (Warrants for 57,417 common shares, Expiration date 06/11/15, Acquired 06/18/08, Cost $0) (f)(j)(k)	0
IDT Corp. (7,632 common shares) (j)	10,379

Description	Value

Equities (continued)
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (f)(j)(k)	$0
Wellman, Inc. (613 common shares) (f)(j)	357,581

Total Equities 0.1%	488,768

Total Long-Term Investments 170.4%
(Cost $1,557,468,272)	974,044,763

Time Deposit 1.5%
State Street Bank & Trust Co. ($8,770,758 par, 0.01% coupon, dated 4/30/09, to be sold on 5/01/09 at $8,770,760) (a) (Cost $8,770,758)	8,770,758

Total Investments 171.9%
(Cost $1,566,239,030)	982,815,521

Borrowings (7.9%)	(45,000,000)

Preferred Shares (including accrued distributions) (61.2%)	(350,060,267)

Liabilities in Excess of Other Assets (2.8%)	(15,962,666)

Net Assets Applicable to Common Shares 100.0%	$571,792,588

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	All or a portion of this security is designated in connection with unfunded loan commitments.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)	The borrower is in the process of restructuring or amending the terms of this loan.

(h)	Variable rate security. Interest rate shown is that in effect at April 30, 2009.

(i)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j)	Non-income producing security.

(k)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration.

*	Senior Loans in the Trust’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust’s portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Ratings Allocation as of 4/30/09 (Unaudited)
BBB/Baa	0.5%
BB/Ba	36.2
B/B	31.7
CCC/Caa	8.3
CC/Ca	0.2
C/C	0.1
Non-Rated	23.0
Ratings allocations are as a percentage of long-term debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.

Swap agreements outstanding as of April 30, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity *
Goldman Sachs International	Boston Generating, LLC	Sell	2.000%	06/20/09	$3,000	$0	$(63,216)	Non-Rated
Goldman Sachs International	Calpine Corp.	Sell	5.000	03/20/10	1,500	(165,000)	(90,384)	B/B
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	2.150	06/20/09	1,500	0	(44,656)	B/B
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	3.750	06/20/12	1,500	0	(590,739)	B/B
Goldman Sachs International	Texas Competitive Electric Holdings Company LLC	Sell	2.850	06/20/10	5,000	0	(488,441)	B/B

Total Credit Default Swaps						$(165,000)	$(1,277,436)

Swap Collateral Pledged to Counterparty
Goldman Sachs International							1,390,000
Total Swap Agreements							$112,564

*	Credit rating as issued by Standard and Poor’s
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
          The following is a summary of the inputs used as of April 30, 2009 in valuing the Trust’s investments carried at value:

	Assets		Liabilities
	Investments in Loans and	Other Financial	Unfunded	Other Financial
Valuation Inputs	Securities	Instruments*	Commitments	Instruments*

Level 1 — Quoted Prices	$115,938	$-0-	$-0-	$-0-

Level 2 — Other Significant Observable Inputs	950,541,972	-0-	(15,862,387)	(1,277,436)

Level 3 — Significant Unobservable Inputs	32,157,611	-0-	(16,672)	-0-

Total	$982,815,521	$-0-	$(15,879,059)	$(1,277,436)

*	Other financial instruments include swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and	Unfunded
	Securities	Commitments

Balance as of 7/31/2008	$12,511,241	$-0-
Accrued discounts/premiums	128,456	-0-
Realized gain/loss	28,926	-0-
Change in unrealized appreciation/depreciation	(64,697,082)	(16,672)
Net purchases/sales	8,440,546	-0-
Net transfers in and/or out of Level 3	75,745,524	-0-

Balance, as of 4/30/09	$32,157,611	$(16,672)

Net change in unrealized appreciation/depreciation from investments still held as of 4/30/09	$(65,263,092)	$(16,672)

The Trust’s Senior Loans and notes are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust’s portfolio. The fair value of Senior Loans are reviewed and approved by the Trust’s Valuation Committee and the Board of Trustees. Credit default swaps are valued using market quotations obtained from brokers. Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Senior Income Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009